Digital Currencies	12 Months Ended
Mar. 31, 2024
Disclosure of Digital Currencies [Abstract]
Digital Currencies [Text Block]

8. Digital Currencies

Digital currencies are recorded at their fair value on the date they are received as revenue from digital currency mining and are revalued to their current market value less costs to sell at each reporting date.

The Company's holdings of digital currencies consist of the following:

	March 31, 2024	March 31, 2023
Bitcoin	$161,258	$65,772
Ethereum Classic	196	117
Other coins	191	10
Total	$161,645	$65,899

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins
Digital currencies, March 31, 2022	$117,669	2,596
Digital currency mined	77,482	3,258
Digital currency sold	(70,997)	(3,522)
Revaluation adjustment	(58,382)	-
Digital currencies, March 31, 2023	65,772	2,332
Digital currency mined	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	$161,258	2,287

Ethereum	Amount	Number of coins
Digital currencies, March 31, 2022	$52,302	16,165
Digital currency mined	28,424	14,984
Digital currency sold	(68,257)	(31,149)
Revaluation adjustment	(12,469)	-
Digital currencies, March 31, 2023 and March 31, 2024	$-	-

Ethereum Classic	Amount	Number of coins
Digital currencies, March 31, 2022	$29	625
Digital currency mined	172	6,180
Digital currency sold	(45)	(1,087)
Revaluation adjustment	(39)	-
Digital currencies, March 31, 2023	117	5,718
Digital currency mined	1	28
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	$196	5,746

During the year ended March 31, 2024, the Company sold digital currencies for proceeds totalling $97.2 million (2023 - $122.4 million) with a cost of $92.6 million (2023 - $139.3 million) and recorded a gain on sale of $4.6 million (2023 - loss on sale of $16.9 million).

The Company reclassified a surplus of $nil from accumulated other comprehensive income (2023 - $15.1 million) in connection to the revaluation gain on its digital currencies resulting in recognizing a gain of $4.6 million (2023 - loss of $1.8 million) in the consolidated statement of loss and comprehensive loss on the sale of digital currencies.